Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Disclosure of classes of share capital [text block]
in 000€, except share data	Totalnumber offoundershares	Totalnumber ofordinaryshares	Total share-holders'capital	Total share-premium
Outstanding at January 1, 2016	−	47,325,438	2,729	78,098
Outstanding on December 31, 2016	−	47,325,438	2,729	79,019
Outstanding at January 1, 2017	−	47,325,438	2,729	79,019
Equity settled share-based payments expense	−	−	−	820
Outstanding on December 1, 2017	−	47,325,438	2,729	79,839
Outstanding at January 1, 2018	−	47,325,438	2,729	79,839
Capital increase in cash - public offering and private placement	−	5,403,125	312	59,575
Expenses directly attributable to public offering	−	−	−	(4,003)
Capital increase via exercise of warrants	−	162,198	9	593
Equity settled share-based payments expense	−	−	−	633
Outstanding on December 31, 2018	−	52,890,761	3,050	136,637

Disclosure of reserves within equity [text block]
	As of December 31,
in 000€	2018	2017*	2016
Legal reserve	279	279	279
(Accumulated deficit)	(2,128)	(3,990)	(1,882)
Reserves	(1,849)	(3,711)	(1,603)